Notes to the interim condensed consolidated statement of financial position - Financial debt - Derivatives (Details)					6 Months Ended	12 Months Ended
	Mar. 25, 2024 shares	Jan. 04, 2024 EUR (€) € / shares shares	Nov. 28, 2022 EUR (€) D € / shares shares	Jul. 01, 2022 € / shares shares	Jun. 30, 2024 EUR (€) shares € / shares	Dec. 31, 2023 EUR (€) shares	Jan. 03, 2024 € / shares
Disclosure of detailed information about borrowings [line items]
Number of equity instruments granted	300,000
Finance contract with EIB, Tranche A
Disclosure of detailed information about borrowings [line items]
Number of BSA outstanding			2,266,023		2,266,023	2,266,023
Number of shares per instrument			1.00		1.27	1.20
Stock price (€)			4.13		2.79	4.10
Maturity (years)			12 years		10 years 4 months 24 days	10 years 10 months 24 days
Volatility			68.00%		59.60%	62.00%
Cap of the put option (m€)			25.0		25.0	25.0
Fair Value (k€) | €			€ 9,469,000		€ 6,738,000	€ 10,266,000
Unit fair value			0.0418		0.0297	0.0453
Finance contract with EIB, Tranche B
Disclosure of detailed information about borrowings [line items]
Percentage of company's share capital outstanding, issued as warrants		6.07%
Exercise price of warrant | € / shares		€ 3.95					€ 3.95
Number of BSA outstanding		3,144,654			3,144,654
Number of shares per instrument		1.00			1.00
Stock price (€) | € / shares		4.12			2.79
Maturity (years)		12 years			11 years 6 months
Volatility		62.00%			59.60%
Cap of the put option (m€)		25.0			25.0
Fair Value (k€) | €		€ 11,809,000			€ 6,830,000
Unit fair value | €		0.0376			0.0217
BSA 2022
Disclosure of detailed information about borrowings [line items]
Number of equity instruments granted					2,266,023
Subscription premium price per share (€) | € / shares					€ 0.01
Exercise price (in euros) | € / shares					€ 4.02
Number of shares per instrument					1
BSA 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Number of equity instruments granted					3,144,654
Subscription premium price per share (€) | € / shares					€ 0.01
Exercise price (in euros) | € / shares					€ 3.95
Number of shares per instrument					1
Warrant agreement with the European Investment Bank
Disclosure of detailed information about borrowings [line items]
Term over which volume weighted average price per share to determine number of warrants to be issued				180 days
Maturity term of warrants		12 years
Warrant agreement with the European Investment Bank | Ordinary shares
Disclosure of detailed information about borrowings [line items]
Number of shares per instrument						1.20
Warrant agreement with the European Investment Bank | Derivatives
Disclosure of detailed information about borrowings [line items]
Threshold trading days of warrants | D			90
Subscription premium price per share (€) | € / shares				€ 0.01
Maturity term of warrants				12 years
Number of shares per AGA				1
Warrant agreement with the European Investment Bank | Derivatives | Finance contract with EIB, Tranche A
Disclosure of detailed information about borrowings [line items]
Number of warrants issued			2,266,023
Percentage of company's share capital outstanding, issued as warrants			4.70%
Exercise price of warrant | € / shares			€ 4.0152
Maximum potential gross proceeds from exercise of warrants | €			€ 9,100,000
Transaction costs on issue of warrants | €			€ 56,000
Warrant agreement with the European Investment Bank | Derivatives | Finance contract with EIB, Tranche B
Disclosure of detailed information about borrowings [line items]
Number of warrants issued		3,144,654
Percentage of company's share capital outstanding, issued as warrants		5.20%
Exercise price of warrant | € / shares		€ 3.95
Maximum potential gross proceeds from exercise of warrants | €		€ 12,400,000
Transaction costs on issue of warrants | €		€ 90,000